NEUBERGER&BERMAN MANAGEMENT INC. - Registered Trademark-

                   605 THIRD AVENUE 2ND FLOOR
                   NEW YORK, NY 10158-0180
                   SHAREHOLDER SERVICES
                   800.877.9700
                   INSTITUTIONAL SERVICES
                   800.366.6264




Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

[LOGO]     PRINTED ON RECYCLED PAPER
           WITH SOY BASED INKS                                  NBEAAR020896


                                    ANNUAL REPORT
--------------------------------------------------------------------------------
         August 31, 1996


                                        [LOGO]


                                   NEUBERGER&BERMAN
                               EQUITY ASSETS -SM-



Neuberger&Berman
    PARTNERS ASSETS

TABLE OF CONTENTS

    THE FUND

    GROWTH OF A DOLLAR
    CHART                         4
      COMPARISON OF A
      $10,000 INVESTMENT

    FINANCIAL STATEMENTS          5

    FINANCIAL HIGHLIGHTS         12
      PER SHARE DATA

    REPORT OF
    INDEPENDENT AUDITORS         14

    THE PORTFOLIO

    SCHEDULE OF
    INVESTMENTS                  15
      TOP TEN EQUITY
      HOLDINGS

    FINANCIAL STATEMENTS         19

    FINANCIAL HIGHLIGHTS         25

    REPORT OF
    INDEPENDENT AUDITORS         26

    OTHER INFORMATION
Directory/Officers and
 Trustees                        27

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman                                                 August 31, 1996

----------------------------------------------------------------------

          Partners Assets

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Average Annual Total Return*
                                      Partners    S&P "500"
1 Year                                 +13.88%    +18.70%
5 Year                                 +15.22%    +13.59%
10 Year                                +12.59%    +13.35%
                               Partners Assets    S&P "500"
1986                                   $10,000    $10,000
1987                                   $12,618    $13,464
1988                                   $11,130    $11,043
1989                                   $14,656    $15,373
1990                                   $13,657    $14,585
1991                                   $16,119    $18,522
1992                                   $17,489    $19,992
1993                                   $22,411    $23,029
1994                                   $23,656    $24,298
1995                                   $28,749    $29,503
1996                                   $32,739    $35,019

   The performance information for Neuberger&Berman Partners Assets is as of August 31, 1996. Neuberger&Berman Partners Assets started operating on August 19, 1996. It has identical investment objectives and policies, and invests in the same Portfolio as Neuberger&Berman Partners Fund ("Sister Fund"), which is also managed by Neuberger&Berman Management Inc. The performance information shown in the above chart for the period before August 19, 1996, is for the Sister Fund. Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of Partners Assets and its pro rata share of the Portfolio's operating expenses which, in the aggregate, exceed 1.50% per annum of Partners Assets' average daily net assets, until December 31, 1997. Absent such arrangement, the average annual total returns of Partners Assets would have been less. The total returns for the periods prior to Partners Assets' commencement of operations would have been lower had they reflected the higher expense ratios of Partners Assets as compared to those of Neuberger&Berman Partners Fund.

*"Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in Partners Assets and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger& Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Partners Assets

                                                     August 31,
                                                        1996
                                                    -------------
ASSETS
      Investment in Portfolio, at value (Note A)    $    103,499
      Deferred organization costs (Note A)                58,580
      Receivable from administrator -- net (Note
        B)                                                13,840
                                                    -------------
                                                         175,919
                                                    -------------
LIABILITIES
      Payable for Fund expenses (Note B)                  54,920
      Accrued expenses                                    13,418
      Accrued organization costs (Note A)                  4,080
                                                    -------------
                                                          72,418
                                                    -------------
NET ASSETS at value                                 $    103,501
                                                    -------------

NET ASSETS consist of:
      Par value                                     $         10
      Paid-in capital in excess of par value             104,263
      Accumulated undistributed net investment
        income                                                 3
      Accumulated net realized losses on
        investment                                            (4 )
      Net unrealized depreciation in value of
        investment                                          (771 )
                                                    -------------
NET ASSETS at value                                 $    103,501
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       10,446
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $9.91
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Partners Assets

                                                      For the
                                                    Period from
                                                    August 19,
                                                       1996
                                                    (Commencement
                                                        of
                                                    Operations)
                                                     to August
                                                        31,
                                                       1996
                                                    -----------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)       $      5
                                                    -----------
    Expenses:
      Shareholder reports                              7,500
      Auditing fees                                    5,000
      Amortization of deferred organization and
        initial offering expenses (Note A)               420
      Custodian fees                                     417
      Legal fees                                         200
      Trustees' fees and expenses                        195
      Registration and filing fees                       100
      Shareholder servicing agent fees                     6
      Expenses from Portfolio (Notes A & B)                4
                                                    -----------
        Total expenses                                13,842
      Deduct -- expenses reimbursed by
        administrator (Note B)                       (13,840   )
                                                    -----------
        Total net expenses                                 2
                                                    -----------
        Net investment income                              3
                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
  PORTFOLIO (NOTE A)
    Net realized loss on investment securities            (4   )
    Net unrealized depreciation of investment
      securities                                        (771   )
                                                    -----------
        Net loss on investments from Portfolio
          (Note A)                                      (775   )
                                                    -----------
        Net decrease in net assets resulting from
          operations                                $   (772   )
                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Partners Assets

                                          Period from
                                           August 19,
                                              1996
                                          (Commencement
                                               of
                                          Operations)
                                           to August
                                              31,
                                              1996
                                          ------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $       3
    Net realized loss on investments
      from Portfolio (Note A)                    (4   )
    Net unrealized depreciation of
      investments from Portfolio (Note
      A)                                       (771   )
                                          ------------
    Net decrease in net assets resulting
      from operations                          (772   )
                                          ------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               104,273
                                          ------------
NET INCREASE IN NET ASSETS                  103,501
NET ASSETS:
    Beginning of period                          --
                                          ------------
    End of period                         $ 103,501
                                          ------------
    Accumulated undistributed net
      investment income at end of period  $       3
                                          ------------
NUMBER OF TRUST SHARES:
    Sold                                     10,446
                                          ------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                                 August 31, 1996

----------------------------------------------------------------------

          Equity Assets

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Partners Assets (the "Fund") is a separate operating series of Neuberger&Berman Equity Assets (the "Trust"), a Delaware
   business trust organized pursuant to a Trust Instrument dated October 18, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund had no operations until August 19, 1996 other than matters relating to its organization and registration as a diversified, open-end management investment company under the 1940 Act, and registration of its shares under the 1933 Act and state law. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Neuberger&Berman Partners Portfolio of Equity Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.

4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Dividends and distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At August 31, 1996, the unamortized balance of such expenses amounted to $58,580. The accrued organization costs are payable to Neuberger & Berman Management Inc. ("Management"), the administrator of the Fund.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Management as its administrator under an Administration Agreement ("Agreement") dated as of February 13, 1996. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of
 .40% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio). The Agreement provides that, if with respect to any fiscal year of the Fund, its total operating expenses plus its pro rata portion of the Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the most restrictive of the expense limitations imposed by securities laws of the states in which the Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation to which the Fund is currently subject is 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. No reduction in the administration fee as a result of the state expense limitation was required for the period from August 19, 1996 to August 31, 1996.
   Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Plan"). The Plan provides that, as compensation for administrative and other services provided for the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services provided to investors in the Fund, Management receives from the Fund a fee at the annual rate of .25% of the Fund's average daily net assets. Management pays this amount to Institutions that distribute Fund shares and provide services to the Fund and its shareholders. Those Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.
   Management has voluntarily undertaken until December 31, 1997 to reimburse the Fund for its operating expenses and its pro rata share of the Portfolio's operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets. For the period from August 19, 1996 to August 31, 1996, such excess expenses amounted to $13,840.
   Prior to the inception of the Fund, Management had voluntarily undertaken to pay certain organizational expenses of the Fund as an advance. Those expenses will be repaid by the Fund to Management in the future, and are included under the caption Payable for Fund expenses in the Statement of Assets and Liabilities.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger&Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, under the caption Expenses from Portfolio, is less than .01% of the Fund's average daily net assets.

   The Fund also has a distribution agreement with Management, which receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period from August 19, 1996 to August 31, 1996, additions and reductions in the Fund's investment in the Portfolio amounted to $104,273 and $0, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Partners Assets
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                Period from
                                                                 August 19,
                                                                  1996(1)
                                                               to August 31,
                                                                    1996
                                                              ----------------
Net Asset Value, Beginning of Period                          $       10.00
                                                                     ------
Income From Investment Operations
    Net Investment Income                                                --
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                       (.09   )
                                                                     ------
      Total From Investment Operations                                 (.09   )
                                                                     ------
Net Asset Value, End of Period                                $        9.91
                                                                     ------
Total Return+                                                         -0.90%(2)
                                                                     ------
Ratios/Supplemental Data
    Net Assets, End of Period (in thousands)                  $       103.5
                                                                     ------
    Ratio of Expenses to Average Net Assets(3)                         1.50%(4)
                                                                     ------
    Ratio of Net Investment Income to Average Net Assets(3)            2.38%(4)
                                                                     ------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                                 August 31, 1996

----------------------------------------------------------------------

          Partners Assets
1)The date investment operations commenced.
2)Not annualized.
3)After reimbursement of expenses by the administrator as described in Note B of Notes to Financial Statements. Had the administrator not undertaken such action the annualized ratios to average daily net assets would have been:

                                     PERIOD FROM
                                      AUGUST 19,
                                         1996
                                      TO AUGUST
                                       31, 1996
-------------------------------------------------
Expenses                                    2.50%
                                            -----
Net Investment Income                       1.38%
                                            -----

4)Annualized.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would be lower if Management had not reimbursed certain expenses.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees
Neuberger&Berman Equity Assets and
Shareholders of Neuberger&Berman Partners Assets

   We have audited the accompanying statement of assets and liabilities of Neuberger&Berman Partners Assets, one of the series comprising Neuberger& Berman Equity Assets (the "Trust"), as of August 31, 1996, and the related statements of operations and changes in net assets, and financial highlights for the period from August 19, 1996 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger&Berman Partners Assets at August 31, 1996, the results of its operations, and changes in its net assets, and financial highlights for the period from August 19, 1996 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.
                                                           /s/ Ernst & Young LLP
                                                               Ernst & Young LLP

Boston, Massachusetts
October 3, 1996

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1996

--------------------------------------------------------------------------------
          Partners Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  Wells Fargo                                     2.4%
 2.  Price/Costco                                    2.3%
 3.  Columbia/HCA Healthcare                         2.3%
 4.  Travelers Group                                 2.1%
 5.  W.R. Grace                                      2.1%
 6.  Knight-Ridder                                   2.1%
 7.  Progressive Corp.                               2.1%
 8.  Revco D.S.                                      2.0%
 9.  Warner-Lambert                                  2.0%
10.  Comcast Corp. Class A Special                   2.0%

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
COMMON STOCKS (89.8%)
AEROSPACE (2.7%)
    559,400  Litton Industries               $    26,082
    322,400  Lockheed Martin                      27,122
                                             ------------
                                                  53,204
                                             ------------
BANKING & FINANCIAL
SERVICES (9.0%)
    630,300  American Express                     27,576
    782,100  Capital One Financial                23,561
    459,100  CITICORP                             38,220
  1,403,400  Countrywide Credit Industries        33,857
    410,100  H & R Block                          10,252
    190,566  Wells Fargo                          47,403
                                             ------------
                                                 180,869
                                             ------------
BUILDING, CONSTRUCTION &
REFURNISHING (1.9%)
  1,300,000  USG Corp.                       $    37,050 (2)
                                             ------------
BUSINESS SERVICES (0.9%)
    300,000  Dun & Bradstreet                     17,288
                                             ------------

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
CHEMICALS (3.4%)
    300,000  duPont                               24,637
     11,000  Eastman Chemical                        615
    648,500  W.R. Grace                           42,558
                                             ------------
                                                  67,810
                                             ------------
COMMUNICATIONS (0.9%)
    500,000  Vodafone Group ADR                   18,938
                                             ------------
CONSUMER GOODS & SERVICES (1.3%)
    610,000  Tupperware Corp.                     26,687
                                             ------------
DIVERSIFIED (1.9%)
    210,000  Anheuser Busch                       15,907
     60,000  Mannesmann AG ADR                    21,681
                                             ------------
                                                  37,588
                                             ------------
ELECTRONICS (2.1%)
    900,000  KLA Instruments                      17,775 (2)
    500,000  Loral Space & Communications          7,000
    450,300  Sundstrand Corp.                     16,830
                                             ------------
                                                  41,605
                                             ------------
ENTERTAINMENT (4.0%)
  1,000,000  Mirage Resorts                       23,250 (2)
    760,300  Royal Caribbean Cruises              20,053
  1,071,700  Time Warner                          35,768
                                             ------------
                                                  79,071
                                             ------------
FOOD & DRUG STORES (2.1%)
  1,590,500  Revco D.S.                      $    40,955 (2)
                                             ------------
FOOD & TOBACCO (2.5%)
  1,200,000  IBP, Inc.                            28,050
    800,000  RJR Nabisco Holdings                 21,100
                                             ------------
                                                  49,150
                                             ------------
HEALTH CARE (4.0%)
    550,000  Ciba-Geigy ADR                       34,513
    799,900  Columbia/HCA Healthcare              45,094
                                             ------------
                                                  79,607
                                             ------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Partners Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
INDUSTRIAL GOODS & SERVICES (6.4%)
    702,500  AK Steel Holding                     26,168
    600,000  Crown Cork & Seal                    28,050
    357,400  Goodyear Tire & Rubber               16,306
  1,455,000  Owens-Illinois                       22,371 (2)
    326,300  Varity Corp.                         16,396 (2)
    450,000  XTRA Corp.                           19,519
                                             ------------
                                                 128,810
                                             ------------
INSURANCE (12.1%)
    722,400  Allstate Corp.                       32,237
  1,142,500  Equitable Cos.                       28,134
  1,164,200  EXEL Ltd.                            39,001
    325,000  MBIA, Inc.                           26,487
    641,775  Orion Capital                        32,249
    770,000  Progressive Corp.                    41,869
    988,200  Travelers Group                      42,863
                                             ------------
                                                 242,840
                                             ------------
MEDIA (4.9%)
  8,671,205  Australis Media (Ordinary
              Shares)                        $     1,235 (2)
  2,500,000  Comcast Corp. Class A Special        40,312
  1,245,000  Knight-Ridder                        42,019
    450,000  Viacom Inc. Class B                  14,175 (2)
                                             ------------
                                                  97,741
                                             ------------
MINING (1.4%)
    798,200  Freeport-McMoRan                     27,438
                                             ------------
OIL & GAS (4.2%)
  2,400,000  Gulf Canada Resources                14,400
    467,600  Noble Affiliates                     18,763
    269,800  Schlumberger, Ltd.                   22,764
    800,950  Tejas Gas                            27,833 (2)
                                             ------------
                                                  83,760
                                             ------------
PAPER & FOREST PRODUCTS (1.7%)
  1,475,000  Fort Howard                          34,847 (2)
                                             ------------
                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
PHARMACEUTICAL (2.0%)
    680,000  Warner-Lambert                       40,460
                                             ------------
PUBLISHING & BROADCASTING (0.5%)
    961,000  Hollinger International              10,451
                                             ------------
RAILROADS (1.6%)
    427,100  Union Pacific                        31,125
                                             ------------
REAL ESTATE (6.0%)
    400,000  Beacon Properties                    10,900
    350,700  CBL & Associates Properties           8,066
    575,000  Del Webb                             10,350
    742,300  Hospitality Properties Trust    $    19,857
  2,555,100  Host Marriott                        35,133 (2)
    316,700  Irvine Apartment Communities          7,126
    377,000  Macerich Co.                          8,105
    367,300  Starwood Lodging Trust               13,957
    155,000  Vornado Realty Trust                  6,452
                                             ------------
                                                 119,946
                                             ------------
RETAILING (1.8%)
    475,000  Harcourt General                     22,741
    300,000  Melville Corp.                       12,675
                                             ------------
                                                  35,416
                                             ------------
RETAILING & APPAREL (3.4%)
    555,200  Nordstrom, Inc.                      21,653
  2,350,000  Price/Costco                         46,706 (2)
                                             ------------
                                                  68,359
                                             ------------
SPECIALTY CHEMICAL (0.3%)
    180,000  Millipore Corp.                       6,885
                                             ------------
TECHNOLOGY (6.8%)
    400,000  Applied Materials                     9,700 (2)
    474,700  Autodesk, Inc.                       10,918
  1,200,000  Komag, Inc.                          25,500 (2)
    500,000  Seagate Technology                   24,000 (2)

                                                                 August 31, 1996
--------------------------------------------------------------------------------

          Partners Portfolio (Cont'd)

                                                Market
                                               Value(1)
  Number                                        (000's
 of Shares                                     omitted)
-----------                                  ------------
    600,000  Texas Instruments                    28,050
    702,500  Xerox Corp.                          38,550
                                             ------------
                                                 136,718
                                             ------------
             TOTAL COMMON STOCKS (COST
              $1,563,649)                      1,794,618
                                             ------------
PREFERRED STOCKS (0.6%)
  2,277,000  RJR Nabisco, Ser. C, Dep.
              Shares  (COST $15,318)         $    12,239
                                             ------------

 Principal
  Amount
-----------
U.S. TREASURY SECURITIES (8.4%)
$169,230,000 U.S. Treasury Bills, 4.925% -
              5.26%, due 9/19/96 - 12/12/96
               (COST $167,943)                   168,009
                                             ------------
 Principal
  Amount
-----------

SHORT-TERM CORPORATE NOTES (1.5%)
 30,000,000  General Electric Capital
              Corp., 5.233%, due 9/9/96
              (COST $30,000)                      30,000 (3)
                                             ------------
             TOTAL INVESTMENTS (100.3%)
              (COST $1,776,910)                2,004,866 (4)
             Liabilities, less cash,
              receivables and other assets
              [(0.3%)]                            (5,263 )
                                             ------------
             TOTAL NET ASSETS (100.0%)       $ 1,999,603
                                             ------------

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger&Berman                                                 August 31, 1996

----------------------------------------------------------------------

          Partners Portfolio
1)Investment securities of the Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Portfolio values all other securities by a method that the trustees of Equity Managers Trust believes accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity at the time of purchase may be valued at cost which, when combined with interest earned, approximates market value.
2)Non-income producing security.
3)At cost, which approximates market value.
4)The cost of investments for Federal income tax purposes was $1,781,852,000. At August 31, 1996, gross unrealized appreciation of investments was
  $268,475,000 and gross unrealized depreciation of investments was $45,461,000, resulting in net unrealized appreciation of $223,014,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Partners Portfolio

                                                     August 31,
(000'S OMITTED)                                         1996
                                                    -------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments     $   2,004,866
      Cash                                                     49
      Receivable for securities sold                        3,761
      Dividends and interest receivable                     1,710
      Prepaid expenses and other assets                        73
      Deferred organization costs (Note A)                     34
                                                    -------------
                                                        2,010,493
                                                    -------------
LIABILITIES
      Payable for securities purchased                      9,975
      Payable to investment manager (Note B)                  802
      Accrued expenses                                        113
                                                    -------------
                                                           10,890
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   1,999,603
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $   1,771,647
      Net unrealized appreciation in value of
        investment securities                             227,956
                                                    -------------
NET ASSETS                                          $   1,999,603
                                                    -------------
*Cost of investments                                $   1,776,910
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Partners Portfolio

                                                      For the
                                                       Year
                                                       Ended
                                                    August 31,
(000'S OMITTED)                                        1996
                                                    -----------
INVESTMENT INCOME
    Income:
      Dividend income                               $   29,261
      Interest income                                    3,659
      Foreign taxes withheld (Note A)                     (150 )
                                                    -----------
        Total income                                    32,770
                                                    -----------
    Expenses:
      Investment management fee (Note B)                 8,868
      Custodian fees (Note B)                              349
      Insurance expense                                     43
      Auditing fees                                         43
      Trustees' fees and expenses                           28
      Amortization of deferred organization and
        initial offering expenses (Note A)                  18
      Legal fees                                            14
      Accounting fees                                       10
      Miscellaneous                                          3
                                                    -----------
        Total expenses                                   9,376
                                                    -----------
        Net investment income                           23,394
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
      sold                                             240,765
    Change in net unrealized appreciation of
      investment securities                            (30,217 )
                                                    -----------
        Net gain on investments                        210,548
                                                    -----------
        Net increase in net assets resulting from
          operations                                $  233,942
                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Partners Portfolio

                                                     Year
                                                    Ended
                                                  August 31,
(000'S OMITTED)                               1996          1995
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     23,394  $     15,524
    Net realized gain on investments
      sold                                     240,765       165,254
    Change in net unrealized
      appreciation of investments              (30,217)      109,257
                                          --------------------------
    Net increase in net assets resulting
      from operations                          233,942       290,035
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  309,196       100,895
    Reductions                                (167,061)     (107,688)
                                          --------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       142,135        (6,793)
                                          --------------------------
NET INCREASE IN NET ASSETS                     376,077       283,242
NET ASSETS:
    Beginning of year                        1,623,526     1,340,284
                                          --------------------------
    End of year                           $  1,999,603  $  1,623,526
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996

----------------------------------------------------------------------

          Equity Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Partners Portfolio (the "Portfolio") is a separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
5) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each portfolio of
   Managers Trust also intends to conduct its operations so each of its investors will be able to qualify as a regulated investment company. Each portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
6) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7) ORGANIZATION EXPENSES: Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. At August 31, 1996, the unamortized balance of such expenses amounted to $34,014.
8) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
9) SECURITY LENDING: Portfolio securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Portfolio makes security loans. The Portfolio will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of their investors from qualifying as a regulated investment company. Portfolio securities loans to Neuberger&Berman, L.P. ("Neuberger"), the Portfolio's principal broker, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Portfolio receives cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Portfolio receives income earned on the lent securities and a portion of the income earned on the cash collateral. During the year ended August 31, 1996, the Portfolio lent securities to Neuberger.
10)REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.55% of the first $250 million of the

Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations, is less than .01% of the Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended August 31, 1996, there were purchase and sale transactions (excluding short-term securities) of $1,715,861,680 and $1,705,874,758, respectively.
   During the year ended August 31, 1996, brokerage commissions on securities transactions amounted to $4,697,854, of which Neuberger received $2,741,666 and other brokers received $1,956,188.
   In addition, Neuberger's share of the total interest income earned for the year ended August 31, 1996, from the collateralization of securities loaned to or through Neuberger was $118,041.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Partners Portfolio

                                                                                             Period from
                                                                                              August 2
                                                                                                1993,
                                                                                            (Commencement
                                                                                                 of
                                                                                             Operations)
                                                                                                 to
                                                                 Year Ended August 31,       August 31,
                                                                1996      1995      1994        1993
                                                              -------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                       .51%      .53%      .54%      .54%(1)
                                                              -------------------------------------------
    Net Investment Income                                         1.26%     1.13%      .75%     1.19%(1)
                                                              -------------------------------------------
Portfolio Turnover Rate                                             96%       98%       75%        8%
                                                              -------------------------------------------
Average Commission Rate Paid                                  $ 0.0494        --        --        --
                                                              -------------------------------------------
Net Assets, End of Year (in millions)                         $1,999.6  $1,623.5  $1,340.3  $1,182.1
                                                              -------------------------------------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees
Equity Managers Trust and
Owners of Beneficial Interest of
Neuberger&Berman Partners Portfolio

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Neuberger&Berman Partners Portfolio, one of the series comprising Equity Managers Trust (the "Trust"), as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger&Berman Partners Portfolio of Equity Managers Trust at August 31, 1996, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.
                                                           /s/ Ernst & Young LLP
Boston, Massachusetts                                          Ernst & Young LLP
October 3, 1996

OTHER INFORMATION

DIRECTORY                               OFFICERS AND TRUSTEES
INVESTMENT MANAGER, ADMINISTRATOR       Stanley Egener
AND DISTRIBUTOR                         CHAIRMAN OF THE BOARD
Neuberger&Berman Management             AND TRUSTEE
Incorporated                            Lawrence Zicklin
605 Third Avenue 2nd Floor              PRESIDENT AND TRUSTEE
New York, NY 10158-0180                 Faith Colish
800-877-9700                            TRUSTEE
Institutional Services 800-366-6264     Donald M. Cox
SUB-ADVISER                             TRUSTEE
Neuberger&Berman, L.P.                  Alan R. Gruber
605 Third Avenue                        TRUSTEE
New York, NY 10158-3698                 Howard A. Mileaf
CUSTODIAN AND SHAREHOLDER               TRUSTEE
SERVICING AGENT                         Edward I. O'Brien
State Street Bank and Trust Company     TRUSTEE
225 Franklin Street                     John T. Patterson, Jr.
Boston, MA 02110                        TRUSTEE
ADDRESS CORRESPONDENCE TO:              John P. Rosenthal
Neuberger&Berman Funds                  TRUSTEE
Institutional Services                  Cornelius T. Ryan
605 Third Avenue, 2nd Floor             TRUSTEE
New York, NY 10158-0180                 Gustave H. Shubert
800-366-6264LEGAL COUNSEL               TRUSTEE
Kirkpatrick & Lockhart LLP              Daniel J. Sullivan
1800 Massachusetts Avenue, NW           VICE PRESIDENT
2nd Floor                               Michael J. Weiner
Washington, DC 20036-1800               VICE PRESIDENT
INDEPENDENT AUDITORSErnst & Young       Richard Russell
LLP                                     TREASURER
200 Clarendon Street                    Claudia A. Brandon
Boston, MA 02116                        SECRETARY
                                        Barbara DiGiorgio
                                        ASSISTANT TREASURER
                                        Celeste Wischerth
                                        ASSISTANT TREASURER
                                        Stacy Cooper-Shugrue
                                        ASSISTANT SECRETARY
                                        C. Carl Randolph
                                        ASSISTANT SECRETARY

Neuberger&Berman Management Inc. and Neuberger&Berman Partners Assets are service marks of Neuberger& Berman Management Inc.
-C- 1996 Neuberger&Berman Management Inc.

                                                                   ANNUAL REPORT
                                                         -----------------------
                                                              August 31, 1996


Neuberger&Berman Mananagement Inc.-Registered Trademark-

605 THIRD AVENUE 2ND FLOOR                            Neuberger&Berman
NEW YORK, NY_10158-0180                               EQUITY ASSETS-SM-
SHAREHOLDER SERVICES
800.877.9700                                     Neuberger&Berman
INSTITUTIONAL SERVICES                                PARTNERS ASSETS
800.366.6264



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Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.
Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

PRINTED ON RECYCLED PAPER
WITH SOY BASED INKS                                                 NBEAAR020896